Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Cash flows from operating activities:
Net loss	$ (1,738,771)	$ (1,800,994)	$ (4,297,445)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion	1,675,519	2,054,977	2,076,486
Bad debt expense (recovery)	21,569	11,254	(16,889)
Deferred income tax expense			2,228,124
Share-based compensation expense	787,100	800,520	1,078,563
Impact of excess tax benefits from share-based compensation			(519)
(Gain) loss on sale of property and equipment	103,145	(15,171)	12,059
(Increase) decrease in:
Trade accounts receivable	(45,864)	261,999	4,903,740
Other receivables	(1,270)	63,600	45,707
Income taxes refundable		360,324	(360,324)
Inventories	(1,757,483)	2,792,114	(297,961)
Prepaid expenses	13,658	132,244	14,819
Other assets, net			16,341
Increase (decrease) in:
Accounts payable and accrued expenses	(78,129)	(997,163)	(1,698,165)
Accrued compensation and payroll taxes	160,877	(42,856)	(1,672,372)
Income taxes payable	(453)	(6,895)	(675,034)
Other noncurrent liabilities	173,031	(458,473)	(154,782)
Net cash provided by (used in) operating activities	(687,071)	3,155,480	1,202,348
Cash flows from investing activities:
Purchase of and deposits for the purchase of property and equipment	(508,909)	(635,153)	(3,148,964)
Investment in intangible assets	(74,958)	(68,248)	(95,829)
Proceeds from sale of property and equipment		27,118	500
Net cash used in investing activities	(583,867)	(676,283)	(3,244,293)
Cash flows from financing activities:
Payroll taxes remitted on share-based payments	(105,674)	(82,937)	(259,756)
Proceeds from note payable to bank	1,550,000	6,000,000	4,000,000
Principal payments on long-term debt and note payable to bank	(1,125,661)	(7,281,013)	(770,012)
Payments for financing costs	(17,500)	(137,794)
Repurchase of common stock	(18,122)	(40,150)	(379,675)
Impact of excess tax benefits from share-based compensation			519
Common stock dividends paid		(141,311)	(555,566)
Net cash provided by (used in) financing activities	283,043	(1,683,205)	2,035,510
Net increase (decrease) in cash	(987,895)	795,992	(6,435)
Cash at beginning of year	1,879,064	1,083,072	1,089,507
Cash at end of year	891,169	1,879,064	1,083,072
Supplemental disclosure of cash flow information:
Cash payments for interest	452,918	568,631	427,024
Income taxes paid (refunded), net	15,613	(352,564)	434,206
Noncash investing and financing activities:
Capital expenditures accrued in accounts payable at year end	45,901	42,785	384,818
Common stock dividends declared and included in accounts payable and accrued expenses at year end			$ 141,311